Lease obligations (Tables)	12 Months Ended
Dec. 31, 2022
Lease liabilities [abstract]
Schedule of lease obligations
$
Balance - December 31, 2020	125,962
Additions	179,755
Add: Interest Expense	9,349
Less: Lease Payments	(57,566)
Effects of foreign exchange	(2,144)
Balance - December 31, 2021	255,356
Additions	98,648
Add: Interest Expense	19,062
Less: Lease Payments	(143,071)
Effects of foreign exchange	(14,121)
Balance - December 31, 2022	215,874

Current	177,870
Non-current	38,004
Balance - December 31, 2022	215,874

Schedule of maturity analysis of operating lease payments
$
Less than one year	188,365
One to two years	38,929
Thereafter	-
Total undiscounted lease payments payable	227,294
Less: impact of present value	(11,420)
Balance - December 31, 2022	215,874